ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

SEMI-ANNUAL REPORT
OCTOBER 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

November 21, 1997

Dear Shareholder:

We are pleased to review Alliance Growth Investors and Conservative Investors Funds performance and investment activity for the period ended October 31, 1997.

ECONOMIC ENVIRONMENT
World economic activity continued to expand over the last six months, led in most regions by strong export performance. Although the summer months saw a recovery in consumer demand in the United States and the United Kingdom, Japanese consumption decreased as a result of a rise in the consumption tax.

During the period under review, inflation remained very subdued on a global basis. Global bond rates trended gently downwards in spite of hikes in administered rates in most European countries.

Trends in major currencies continued to be driven by relative growth rates and interest rate expectations. Higher activity in Germany, combined with the move to normalize interest rates, saw the deutschmark rise sharply against the U.S. dollar while the sterling continued to be buoyed by rising short-term rates. In contrast, the Japanese yen was weaker as domestic demand decreased.

Over the last six months, stock markets achieved mixed results. Hit by a wave of currency crises, smaller Asian markets plunged. In some cases, they fell to 10 year lows, losing more than 70% of their value in U.S. dollar terms compared to the beginning of 1997.

INVESTMENT RESULTS
Alliance Growth Investors Fund Class A shares posted a 13.11% return at net asset value (NAV) over the six month period ending October 31, 1997 and a 17.42% return at NAV for the 12 month period. Alliance Conservative Investors Fund Class A shares returned a 9.50% at NAV for the six month period and 12.92% for the 12 month period ending October 31, 1997.

Both Funds' Class A shares were at or above their composite benchmarks for the six month period, although they both continue to lag these benchmarks for the 12 month period. An improved contribution from U.S. stock selection, and a timely decision to shift assets from stocks to bonds in the summer, positively impacted six month returns. The Funds' Class A shares underperformance for the 12 month period was primarily due to their exposure to smaller U.S. companies which significantly underperformed prior to the spring of this year.

GROWTH INVESTORS FUND
Investment returns for Alliance Growth Investors Fund for the six and 12 month periods ending October 31, 1997 are detailed in the following table. For comparison purposes, we also specified the performance of the broad U.S. stock market as represented by the S&P 500 Stock Index and by the Fund's benchmark--a composite of the S&P 500 (70%) and the Lehman Brothers (LB) Aggregate Bond Index (30%).


INVESTMENT RESULTS*
Period Ended October 31, 1997
                                                 TOTAL RETURN
                                            6 MONTHS      12 MONTHS
                                          -----------    -----------
ALLIANCE GROWTH INVESTORS FUND
  Class A                                    13.11%         17.42%
  Class B                                    12.74%         16.66%
  Class C                                    12.73%         16.65%

S&P 500 STOCK INDEX                          15.16%         32.10%

70/30 COMPOSITE:
  S&P 500 Stock Index/LB Aggregate
    Bond Index                               12.73%         25.14%

* THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1997. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE LEHMAN BROTHERS (LB) AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE 70/30 COMPOSITE IS A 70/30 WEIGHTING OF BOTH INDICES. THE FUND'S BENCHMARKS ARE UNMANAGED. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


1


                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

CONSERVATIVE INVESTORS FUND
Investment returns for Alliance Conservative Investors Fund for the six and 12 month periods ending October 31, 1997 are detailed in the following table. For comparison purposes, we also specified the performance of the broad U.S. bond market as represented by the Lehman Brothers (LB) Aggregate Bond Index and by the Fund's benchmark--a composite of the Lehman Brothers (LB) Aggregate Bond Index (70%) and the S&P 500 Stock Index (30%).


INVESTMENT RESULTS*
Period Ended October 31, 1997
                                                 TOTAL RETURN
                                            6 MONTHS      12 MONTHS
                                          -----------    -----------
ALLIANCE CONSERVATIVE INVESTORS FUND
  Class A                                    9.50%         12.92%
  Class B                                    9.10%         12.12%
  Class C                                    9.18%         12.21%

LB AGGREGATE BOND INDEX                      7.07%          8.89%

70/30 COMPOSITE:
  LB Aggregate Bond Index/S&P 500
    Stock Index                              9.50%         15.85%

* THE FUND'S TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF OCTOBER 31, 1997. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE LEHMAN BROTHERS (LB) AGGREGATE BOND INDEX IS COMPOSED OF THE MORTGAGE-BACKED SECURITIES INDEX, THE ASSET-BACKED SECURITIES INDEX AND THE GOVERNMENT/CORPORATE BOND INDEX. THE S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE 70/30 COMPOSITE IS A 70/30 WEIGHTING OF BOTH INDICES. THE FUND'S BENCHMARKS ARE UNMANAGED. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the coming period.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D. Carn
Portfolio Manager


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.


INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1997
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.42%         12.45%
Five Years                    12.27%         11.29%
Since Inception*              12.59%         11.71%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.66%         12.66%
Five Years                    11.48%         11.48%
Since Inception*              11.79%         11.79%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.65%         15.65%
Since Inception*              10.66%         10.66%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.


3


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.


INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 1997
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      12.92%          8.13%
Five Years                     8.31%          7.37%
Since Inception*               8.56%          7.71%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      12.12%          8.12%
Five Years                     7.53%          7.53%
Since Inception*               7.79%          7.79%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      12.21%         11.21%
Since Inception*               6.74%          6.74%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.


4


TEN LARGEST HOLDINGS
OCTOBER 31, 1997 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                                                PERCENT OF
COMPANY                                         VALUE           NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                         $ 9,491,888            9.2%
Federal National Mortgage Assn.               2,886,897            2.8
Merck & Co., Inc.                             2,677,500            2.6
Philip Morris Cos., Inc.                      1,981,250            1.9
Halliburton Co.                               1,848,375            1.8
Schering-Plough Corp.                         1,794,000            1.7
Chase Manhattan Corp.                         1,730,625            1.7
Texaco, Inc.                                  1,708,125            1.6
Walt Disney Co.                               1,645,000            1.6
Cisco Systems, Inc.                           1,640,625            1.6
                                            $27,404,285           26.5%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1997
_______________________________________________________________________________

                                                SHARES OR PRINCIPAL
-------------------------------------------------------------------------------
                                                              HOLDINGS
PURCHASES                                        BOUGHT       10/31/97
-------------------------------------------------------------------------------
American International Group, Inc.               12,000         12,000
Harley-Davidson, Inc.                            40,000         40,000
Lucent Technologies, Inc.                        15,000         15,000
Merck & Co., Inc.                                16,140         30,000
Nokia AB OY Corp. Series A pfd.                  13,820         15,000
Philip Morris Cos., Inc.                         29,600         50,000
Schering-Plough Corp.                            32,000         32,000
U.S. Treasury Note, 6.00%, 8/15/00           $1,150,000     $1,150,000
U.S. Treasury Note, 6.50%, 8/31/01           $2,175,000     $2,175,000
U.S. Treasury Note, 6.50%, 5/31/02           $1,790,000     $1,790,000

                                                              HOLDINGS
SALES                                            SOLD         10/31/97
-------------------------------------------------------------------------------
Centocor, Inc.                                   25,323             -0-
General Electric Co.                              8,500             -0-
Government National Mortgage Assn.,
  7.50%, 1/15/27                               $847,963             -0-
Government National Mortgage Assn.,
  8.00%, 1/15/27                             $1,975,687             -0-
MGIC Investment Corp.                             8,000             -0-
Nabors Industries, Inc.                          26,000             -0-
Pfizer, Inc.                                      7,250             -0-
U.S. Treasury Note, 5.75%, 8/15/03             $935,000             -0-
U.S. Treasury Note, 6.125%, 8/31/98          $3,750,000             -0-
U.S. Treasury Note, 6.50%, 8/15/05             $845,000             -0-


5


INDUSTRY DIVERSIFICATION
OCTOBER 31, 1997 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________
                                                                PERCENT OF
                                           U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                           $  2,043,421            2.0%
Capital Goods                                 1,922,471            1.9
Consumer Manufacturing                        4,819,223            4.7
Consumer Services                             9,117,054            8.8
Consumer Staples                              8,948,539            8.7
Energy                                        9,427,636            9.1
Finance                                      16,570,119           16.0
Healthcare                                   10,253,819            9.9
Multi Industry                                2,806,213            2.7
Technology                                   11,018,906           10.7
Transportation                                  190,042            0.2
Utilities                                     1,805,990            1.7
Corporate Debt Obligations                    2,765,897            2.7
U.S. Government & Agencies                   14,773,873           14.3
Yankee Bonds                                  2,575,909            2.5
Total Investments*                           99,039,112           95.9
Cash and receivables, net of liabilities      4,243,004            4.1
Net Assets                                 $103,282,116          100.0%


*    Excludes short-term obligations.


6


TEN LARGEST HOLDINGS
OCTOBER 31, 1997 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                                                PERCENT OF
COMPANY                                        VALUE            NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                         $10,341,208           23.3%
Federal National Mortgage Assn.               5,129,010           11.5
U.S. Treasury Bond, 6.625%, 2/15/27           1,691,194            3.8
Federal Home Loan Bank, 7.00%, 9/01/11        1,481,013            3.3
Comcast Cable Communications, 8.375%, 5/01/07 1,205,259            2.7
Goldman Sachs Group LP, 7.20%, 11/01/06       1,050,670            2.4
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/271,036,434            2.3
St. George Bank, Ltd., 7.15%, 10/15/05        1,033,090            2.3
Long Islands Savings Bank, 7.00%, 6/13/02     1,022,970            2.3
Erac USA Finance Co., 6.95%, 3/01/04          1,021,917            2.3
                                            $25,012,765           56.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1997
_______________________________________________________________________________

                                                SHARES OR PRINCIPAL
-------------------------------------------------------------------------------
                                                             HOLDINGS
PURCHASES                                      BOUGHT        10/31/97
-------------------------------------------------------------------------------
Comcast Cable Communications,
  8.375%, 5/01/07                            $1,100,000     $1,100,000
Goldman Sachs Group LP, 7.20%, 11/01/06      $1,000,000     $1,000,000
Long Island Savings Bank, 7.00%, 6/13/02     $1,000,000     $1,000,000
Royal Caribbean Cruises, Ltd.,
  7.50%, 10/15/27                             $1,050,000    $1,050,000
Time Warner Entertainment Co.,
  8.375%, 3/15/23                              $900,000       $900,000
U.S. Treasury Note, 6.00%, 8/15/00           $1,625,000     $1,625,000
U.S. Treasury Note, 6.25%, 4/30/01             $925,000       $925,000
U.S. Treasury Note, 6.375%, 5/15/99            $575,000     $3,575,000
U.S. Treasury Note, 6.50%, 8/31/01           $1,725,000     $1,725,000
U.S. Treasury Note, 6.50%, 5/31/02           $2,315,000     $2,315,000

                                                             HOLDINGS
SALES                                           SOLD         10/31/97
-------------------------------------------------------------------------------
Allied-Signal, Inc.                               2,800             -0-
Colgate-Palmolive Co.                             1,585             -0-
General Electric Co.                              2,300             -0-
Government National Mortgage Assn.,
  8.00%, 1/15/27                             $3,001,044             -0-
Pfizer, Inc.                                      2,300             -0-
Premier Auto Trust, 7.15%, 2/04/99             $927,813       $572,187
U.S. Treasury Bond, 6.625%, 2/15/27          $1,990,000     $1,595,000
U.S. Treasury Note, 5.75%, 8/15/03           $1,000,000             -0-
U.S. Treasury Note, 6.875%, 5/15/06          $1,450,000             -0-
U.S. Treasury Note, 7.875%, 4/15/98          $5,000,000             -0-


7


INDUSTRY DIVERSIFICATION
OCTOBER 31, 1997 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                                                PERCENT OF
                                           U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                            $   365,448            0.8%
Capital Goods                                   401,052            0.9
Consumer Manufacturing                          914,980            2.1
Consumer Services                             1,758,878            4.0
Consumer Staples                              1,679,036            3.8
Energy                                        1,687,024            3.8
Finance                                       3,187,801            7.1
Healthcare                                    1,784,784            4.0
Multi Industry                                  588,017            1.3
Technology                                    2,033,630            4.6
Transportation                                   27,775            0.1
Utilities                                       393,911            0.9
Corporate Debt Obligations                    6,897,141           15.5
U.S. Government & Agencies                   18,642,425           41.9
Yankee Bonds                                  2,909,214            6.5
Total Investments*                           43,271,116           97.3
Cash and receivables, net of liabilities      1,208,782            2.7
Net Assets                                  $44,479,898          100.0%


*    Excludes short-term obligations.


8


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-76.4%
UNITED STATES INVESTMENTS-45.2%
FINANCE-9.4%
BANKING - MONEY CENTER-2.5%
Chase Manhattan Corp.                            15,000    $   1,730,625
Citicorp                                          7,000          875,438
                                                             ------------
                                                               2,606,063

BROKERAGE & MONEY MANAGEMENT-1.9%
Merrill Lynch & Co., Inc.                        15,000        1,014,375
Morgan Stanley, Dean Witter,
  Discover & Co.                                 19,000          931,000
                                                             ------------
                                                               1,945,375

INSURANCE-2.2%
American International Group, Inc.               12,000        1,224,750
Travelers Group, Inc.                            15,000        1,050,000
                                                             ------------
                                                               2,274,750

MISCELLANEOUS-2.8%
American Express Co.                             10,000          780,000
MBNA Corp.                                       52,500        1,381,406
PMI Group, Inc.                                  12,000          725,250
                                                             ------------
                                                               2,886,656
                                                             ------------
                                                               9,712,844

TECHNOLOGY-7.4%
COMMUNICATIONS EQUIPMENT-1.2%
Lucent Technologies, Inc.                        15,000        1,236,562

COMPUTER HARDWARE-1.3%
COMPAQ Computer Corp. (a)                        20,600        1,313,250

COMPUTER SOFTWARE-0.9%
Oracle Corp. (a)                                 27,375          979,512

NETWORKING SOFTWARE-1.6%
Cisco Systems, Inc. (a)                          20,000        1,640,625

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.5%
Applied Materials, Inc. (a)                      14,000          467,250

SEMI-CONDUCTOR COMPONENTS-1.9%
Altera Corp. (a)                                 18,000          798,750
Intel Corp.                                      15,000        1,155,000
                                                             ------------
                                                               1,953,750
                                                             ------------
                                                               7,590,949

ENERGY-7.1%
DOMESTIC PRODUCERS-0.5%
Apache Corp.                                     11,500          483,000

INTERNATIONAL-1.6%
Texaco, Inc.                                     30,000        1,708,125

OIL SERVICE-5.0%
BJ Services Co. (a)                              12,000        1,017,000
Halliburton Co.                                  31,000        1,848,375
Noble Drilling Corp. (a)                         20,000          711,250
Transocean Offshore, Inc.                        29,000        1,566,000
                                                             ------------
                                                               5,142,625
                                                             ------------
                                                               7,333,750

CONSUMER STAPLES-5.8%
COSMETICS-1.0%
Gillette Co.                                     12,000        1,068,750

FOOD-1.9%
Campbell Soup Co.                                25,000        1,289,062
Coca-Cola Co.                                    12,000          678,000
                                                             ------------
                                                               1,967,062

RETAIL - FOOD & DRUG-1.0%
Kroger Co. (a)                                   30,000          978,750


9


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

TOBACCO-1.9%
Philip Morris Cos., Inc.                         50,000    $   1,981,250
                                                             ------------
                                                               5,995,812

HEALTH CARE-5.4%
DRUGS-4.3%
Merck & Co., Inc.                                30,000        2,677,500
Schering-Plough Corp.                            32,000        1,794,000
                                                             ------------
                                                               4,471,500

MEDICAL PRODUCTS-1.1%
Boston Scientific Corp. (a)                      12,000          546,000
Medtronic, Inc.                                  14,000          609,000
                                                             ------------
                                                               1,155,000
                                                             ------------
                                                               5,626,500

CONSUMER SERVICES-5.1%
BROADCASTING & CABLE-1.7%
Cox Communications, Inc. Cl.A (a)                35,000        1,076,250
Tele-Communications, Inc. - Liberty
  Media Cl.A (a)                                 20,000          696,250
                                                             ------------
                                                               1,772,500

ENTERTAINMENT & LEISURE-2.7%
Harley-Davidson, Inc.                            40,000        1,110,000
Walt Disney Co.                                  20,000        1,645,000
                                                             ------------
                                                               2,755,000

RETAIL - GENERAL MERCHANDISE-0.7%
Dayton Hudson Corp.                              12,000          753,750
                                                             ------------
                                                               5,281,250

MULTI INDUSTRY COMPANIES-1.5%
Tyco International, Ltd.                         14,000          528,500
U.S. Industries, Inc. (a)                        37,500        1,007,813
                                                             ------------
                                                               1,536,313

CAPITAL GOODS-1.4%
POLLUTION CONTROL-0.7%
USA Waste Services, Inc. (a)                     20,000          740,000

MISCELLANEOUS-0.7%
United Technologies Corp.                        10,000          700,000
                                                             ------------
                                                               1,440,000

CONSUMER MANUFACTURING-1.1%
APPLIANCES-1.1%
Sunbeam Corp.                                    25,600        1,160,000

UTILITIES-1.0%
TELEPHONE UTILITY-1.0%
WorldCom, Inc. (a)                               30,000        1,008,750
Total United States Investments
  (cost $36,997,863)                                          46,686,168

FOREIGN INVESTMENTS-31.2%
AUSTRALIA-0.2%
Normandy Mining, Ltd.                           200,000          218,008

BRAZIL-0.5%
Telecomunicacoes Brasileiras SA (ADR)             5,000          507,500

CANADA-1.2%
Gulf Canada Resources, Ltd. (a)                  70,000          586,250
Magna International, Inc. Cl.A                   10,000          659,169
                                                             ------------
                                                               1,245,419

DENMARK-1.3%
Den Danske Bank                                   7,000          790,357
Sophus Berendsen Cl.B                             4,000          604,211
                                                             ------------
                                                               1,394,568


10


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

FINLAND-2.2%
Nokia AB OY Corp. Series A pfd.                  15,000    $   1,310,588
Orion-Yhtymae OY Cl.B                            20,000          738,414
Outokumpu OY Cl.A                                13,300          197,961
                                                             ------------
                                                               2,246,963

FRANCE-1.9%
Legris Ind., SA (b)                               4,937          175,458
Sanofi, SA (b)                                    4,000          380,011
Societe Generale (b)                              3,053          418,129
Total, SA Cl.B (b)                                5,000          554,761
Unibail, SA (b)                                   5,018          478,464
                                                             ------------
                                                               2,006,823

GERMANY-2.6%
Adidas AG                                         4,000          578,954
Bayer AG                                         18,000          631,744
Hornbach Holding AG pfd.                          6,683          449,720
ProSieben Media AG pfd. (a)                      15,000          735,294
Schmalbach-Lubeca AG pfd.                         1,567          290,892
                                                             ------------
                                                               2,686,604

HONG KONG-1.3%
Cheung Kong (Holdings), Ltd.                     50,000          347,604
Citic Pacific, Ltd.                              90,000          430,706
Dickson Concepts International, Ltd.             33,000           71,066
HSBC Holdings Plc.                               15,000          339,520
Sun Hung Kai Properties, Ltd.                    20,000          147,449
                                                             ------------
                                                               1,336,345

INDONESIA-0.1%
PT Indosat (ADR)                                 60,000          135,229

ITALY-0.7%
Credito Italiano                                100,000          266,686
IMI LNV                                          48,000          429,250
                                                             ------------
                                                                 695,936

JAPAN-7.0%
Bank of Tokyo, Ltd.                              30,000          391,359
Canon, Inc.                                      16,000          388,201
Daito Trust Construction Co.                     16,700          148,475
Daiwa Securities Co., Ltd.                       90,000          544,412
Honda Motor Co.                                  20,000          673,037
Japan Tobacco, Inc.                                  50          410,054
Kokuyo                                           15,000          353,968
Nintendo Corp., Ltd.                              5,000          432,073
Rohm Co.                                          8,000          791,026
Santen Pharmaceutical Co.                        25,000          442,459
Sony Corp.                                       10,000          830,079
Sumitomo Electric Industries                     12,000          158,538
Taisho Pharmaceutical Co.                        15,000          383,880
TDK Corp.                                         6,000          497,549
Yakult Honsha Co.                                20,000          166,016
Yamanouchi Pharmaceutical Co., Ltd.              25,000          614,873
                                                             ------------
                                                               7,225,999

MEXICO-0.4%
Pan American Beverage Cl.A                       15,000          465,000

NETHERLANDS-1.5%
Akzo Nobel NV                                     4,000          704,816
Internationale Nederlanden Groep NV              19,490          818,148
                                                             ------------
                                                               1,522,964

NORWAY-0.2%
Bergesen D.Y. AS Cl.A                             6,500          190,042

PHILIPPINES-0.1%
Manila Electric Co. Cl.B                         39,560          120,521

RUSSIA-0.5%
Lukoil Holding (ADR) (c)                          6,000          510,375

SOUTH KOREA-0.0%
SK Telecom, Ltd. (ADR)                            6,180           33,990


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

SPAIN-0.5%
Tabacalera, SA Series A                           7,000    $     504,297

SWEDEN-1.4%
Ericsson LM Telecom
Series B                                         10,000          440,593
Sparbanken Sverige AB
Series A                                         15,000          340,458
Volvo AB Series A                                25,000          649,208
                                                             ------------
                                                               1,430,259

SWITZERLAND-3.7%
Baloise Holdings, Ltd.                              400          719,872
Ciba Specialty Chemicals
AG (a)                                            5,000          490,984
Nestle, SA                                          570          803,149
Novartis AG (ADR)                                   600          939,689
Zurich Versicherungsgesellschaft                  2,000          825,567
                                                             ------------
                                                               3,779,261

UNITED KINGDOM-3.9%
BAA Plc                                          50,000          461,382
BPB Plc                                          90,000          493,762
British Petroleum Co. Plc                        30,108          442,500
Compass Group Plc                                75,000          792,737
Smithkline Beecham Plc                           67,200          637,009
TI Group Plc                                     50,000          459,284
Tomkins Plc                                      74,000          379,910
United News Media Plc                            25,000          314,578
                                                             ------------
                                                               3,981,162

Total Foreign Investments
   (cost $31,557,242)                                         32,237,265
Total Common Stocks & Other Investments
  (cost $68,555,105)                                          78,923,433

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES-14.3%
Federal Home Loan Bank
  7.00%, 9/01/11                                  $ 928         $942,463
Federal National Mortgage Assn.
  6.50%, 1/01/11                                     91           91,827
  6.50%, 5/01/11                                  1,773        1,775,119
  7.00%, 5/01/26                                  1,015        1,019,951
U.S. Treasury Bond
  6.625%, 2/15/27                                 1,370        1,452,625
U.S. Treasury Notes
  6.00%, 8/15/00                                  1,150        1,159,166
  6.375%, 5/15/99                                 2,900        2,931,262
  6.50%, 8/31/01                                  2,175        2,230,397
  6.50%, 5/31/02                                  1,790        1,841,176
  6.875%, 5/15/06                                 1,250        1,329,887
Total U.S. Government & Agencies
  (cost $14,469,175)                                          14,773,873

CORPORATE DEBT OBLIGATIONS-2.7%
BANKING-0.6%
Dime Capital Trust I Ser. A
  9.33%, 5/06/27                                    600          657,746

FINANCIAL-1.3%
Ford Motor Credit Co.
  6.125%, 1/09/06                                   650          632,512
United Companies Financial Corp.
  8.375%, 7/01/05                                   700          705,404
                                                             ------------
                                                               1,337,916

MORTGAGE RELATED-0.8%
World Financial Properties
  6.95%, 9/01/13 (c)                                750          770,235
Total Corporate Debt Obligations
  (cost $2,617,191)                                            2,765,897


12


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------

YANKEE BONDS-2.5%
Corporacion Andina De Fomento
  7.10%, 2/01/03 (d)                               $600    $     609,051
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                   650          663,598
Perez Companc SA
  8.125%, 7/15/07 (c)                               600          547,500
Quebec Province Canada
  7.125%, 2/09/24 (e)                               750          755,760
Total Yankee Bonds
  (cost $2,577,552)                                            2,575,909

SHORT-TERM DEBT SECURITIES-0.3%
U.S. Treasury Bills
  4.83%, 12/18/97                                    10            9,937
  4.94%, 12/18/97                                   260          258,323
Total Short-Term Debt Securities
  (amortized cost $268,260)                                      268,260

TOTAL INVESTMENTS -96.2%
  (cost $88,487,283)                                          99,307,372
Other assets less liabilities-3.8%                             3,974,744

NET ASSETS-100%                                            $ 103,282,116


(a)  Non-income producing security.

(b) Securities or portion thereof, with an aggregate market value of $2,006,823 have been segregated to collateralize forward exchange currency contracts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to $1,828,110 or 1.8% of net assets.

(d)  Country of origin - Mexico.

(e)  Country of origin - Canada.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


13


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-33.3%
UNITED STATES INVESTMENTS-20.3%
FINANCE-4.5%
BANKING - MONEY CENTER-1.3%
Chase Manhattan Corp.                             3,000     $    346,125
Citicorp                                          2,000          250,125
                                                             ------------
                                                                 596,250

BROKERAGE & MONEY MANAGEMENT-0.7%
Merrill Lynch & Co., Inc.                         2,500          169,063
Morgan Stanley, Dean Witter,
  Discover and Co.                                3,000          147,000
                                                             ------------
                                                                 316,063

INSURANCE-1.2%
American International Group, Inc.                3,000          306,187
Travelers Group, Inc.                             3,000          210,000
                                                             ------------
                                                                 516,187

MISCELLANEOUS-1.3%
American Express Co.                                800           62,400
MBNA Corp.                                       12,375          325,617
PMI Group, Inc.                                   3,000          181,313
                                                             ------------
                                                                 569,330
                                                             ------------
                                                               1,997,830

TECHNOLOGY-3.4%
COMMUNICATION EQUIPMENT-0.6%
Lucent Technologies, Inc.                         3,000          247,312

COMPUTER HARDWARE-0.6%
COMPAQ Computer Corp. (a)                         4,400          280,500

COMPUTER SOFTWARE-0.5%
Oracle Corp. (a)                                  6,000          214,688

NETWORKING SOFTWARE-0.7%
Cisco Systems, Inc. (a)                           4,000          328,125

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.1%
Applied Materials, Inc. (a)                       1,200           40,050

SEMI-CONDUCTOR COMPONENTS-0.9%
Altera Corp. (a)                                  4,800          213,000
Intel Corp.                                       2,500          192,500
                                                             ------------
                                                                 405,500
                                                             ------------
                                                               1,516,175

ENERGY-2.9%
DOMESTIC PRODUCERS-0.2%
Apache Corp.                                      2,500          105,000

INTERNATIONAL-0.6%
Texaco, Inc.                                      5,000          284,688

OIL SERVICE-2.1%
BJ Services Co. (a)                               2,000          169,500
Halliburton Co.                                   5,000          298,125
Noble Drilling Corp. (a)                          3,000          106,687
Transocean Offshore, Inc.                         6,400          345,600
                                                             ------------
                                                                 919,912
                                                             ------------
                                                               1,309,600

CONSUMER STAPLES-2.5%
COSMETICS-0.4%
Gillette Co.                                      2,000          178,125

FOOD-0.8%
Campbell Soup Co.                                 4,000          206,250
Coca-Cola Co.                                     2,500          141,250
                                                             ------------
                                                                 347,500


14


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

RETAIL - FOOD & DRUG-0.4%
Kroger Co. (a)                                    6,000     $    195,750

TOBACCO-0.9%
Philip Morris Cos., Inc.                         10,000          396,250
                                                             ------------
                                                               1,117,625

CONSUMER SERVICES-2.3%
BROADCASTING & CABLE-0.8%
Cox Communications, Inc. Cl.A (a)                 7,000          215,250
Tele-Communications, Inc. - Liberty
  Media Cl.A (a)                                  4,000          139,250
                                                             ------------
                                                                 354,500

ENTERTAINMENT & LEISURE-1.1%
Harley-Davidson, Inc.                             8,000          222,000
Walt Disney Co.                                   3,000          246,750
                                                             ------------
                                                                 468,750

RETAIL - GENERAL MERCHANDISE-0.4%
Dayton Hudson Corp.                               3,000          188,437
                                                             ------------
                                                               1,011,687

HEALTH CARE-2.3%
DRUGS-1.8%
Merck & Co., Inc.                                 5,000          446,250
Schering-Plough Corp.                             6,000          336,375
                                                             ------------
                                                                 782,625

MEDICAL PRODUCTS-0.5%
Boston Scientific Corp. (a)                       2,000           91,000
Medtronic, Inc.                                   3,158          137,373
                                                             ------------
                                                                 228,373
                                                             ------------
                                                               1,010,998

MULTI INDUSTRY COMPANIES-0.8%
Tyco International, Ltd.                          4,000          151,000
U.S. Industries, Inc.                             7,950          213,656
                                                             ------------
                                                                 364,656

CAPITAL GOODS-0.7%
POLLUTION CONTROL-0.4%
USA Waste Services, Inc. (a)                      4,300          159,100

MISCELLANEOUS-0.3%
United Technologies Corp.                         2,000          140,000
                                                             ------------
                                                                 299,100

CONSUMER MANUFACTURING-0.5%
APPLIANCES-0.5%
Sunbeam Corp.                                     5,000          226,563

UTILITIES-0.4%
TELEPHONE UTILITY-0.4%
WorldCom, Inc. (a)                                6,000          201,750
Total United States Investments
  (cost $7,165,740)                                            9,055,984

FOREIGN INVESTMENTS-13.0%
AUSTRALIA-0.1%
Normandy Mining, Ltd.                            35,000           38,151

BRAZIL-0.3%
Telecomunicacoes Brasileiras SA (ADR)             1,200          121,800

CANADA-0.4%
Gulf Canada Resources, Ltd. (a)                  12,000          100,500
Magna International, Inc. Cl.A                    1,000           65,917
                                                             ------------
                                                                 166,417


15


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

DENMARK-0.6%
Den Danske Bank                                   1,000     $    112,908
Sophus Berendsen Cl.B                             1,000          151,053
                                                             ------------
                                                                 263,961

FINLAND-0.7%
Nokia AB OY Corp. Series A pfd.                   2,000          174,745
Orion-Yhtymae OY Cl.B                             3,000          110,762
Outokumpu OY Cl.A                                 2,700           40,188
                                                             ------------
                                                                 325,695

FRANCE-0.9%
Legris Ind., SA                                   1,003           35,646
Sanofi SA (b)                                     1,000           95,003
Societe Generale                                    512           70,122
Total, SA Cl.B (b)                                  800           88,762
Unibail, SA (b)                                   1,002           95,540
                                                             ------------
                                                                 385,073

GERMANY-1.1%
Adidas AG                                           700          101,317
Bayer AG                                          3,000          105,291
Hornbach Holdings AG pfd.                           984           66,216
ProSieben Media AG pfd. (a)                       3,000          147,059
Schmalbach-Lubeca AG                                315           58,475
                                                             ------------
                                                                 478,358

HONG KONG-0.5%
Cheung Kong (Holdings), Ltd.                      8,000           55,617
Citic Pacific, Ltd.                              15,000           71,784
Dickson Concepts International, Ltd.              7,000           15,075
HSBC Holdings Plc                                 2,000           45,269
Sun Hung Kai Properties, Ltd.                     3,000           22,117
                                                             ------------
                                                                 209,862

INDONESIA-0.1%
PT Indosat (ADR)                                 12,000           27,046

ITALY-0.3%
Credito Italiano                                 20,000           53,337
IMI LNV                                           8,000           71,542
                                                             ------------
                                                                 124,879

JAPAN-3.0%
Bank of Tokyo, Ltd.                               7,000           91,317
Canon, Inc.                                       3,000           72,788
Daito Trust Construction Co.                      3,000           26,672
Daiwa Securities Co., Ltd.                       12,000           72,588
Honda Motor Co.                                   5,000          168,259
Japan Tobacco, Inc.                                  10           82,011
Kokuyo                                            2,000           47,196
Nintendo Corp., Ltd.                              1,500          129,622
Rohm Co.                                          1,000           98,878
Santen Pharmaceutical Co.                         5,000           88,492
Sony Corp.                                        2,000          166,016
Sumitomo Electric Industries                      3,000           39,634
Taisho Pharmaceutical Co.                         2,000           51,184
TDK Corp.                                         1,000           82,925
Yakult Honsha Co.                                 3,000           24,902
Yamanouchi Pharmaceutical Co., Ltd.               4,000           98,380
                                                             ------------
                                                               1,340,864

MEXICO-0.1%
Pan American Beverage Cl.A                        2,000           62,000

NETHERLANDS-0.6%
Akzo Nobel NV                                       700          123,343
Internationale Nederlanden Groep NV               3,900          163,713
                                                             ------------
                                                                 287,056

NORWAY-0.1%
Bergesen D.Y. AS Cl.A                               950           27,775

PHILIPPINES-0.0%
Manila Electric Co. Cl.B                          5,850           17,822


16


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------

RUSSIA-0.2%
Lukoil Holding (ADR) (c)                          1,000     $     85,062

SOUTH KOREA-0.0%
SK Telecom, Ltd. (ADR)                            4,635           25,493

SPAIN-0.2%
Tabacalera, SA Series A                           1,200           86,451

SWEDEN-0.6%
Ericsson LM Telecom Series B                      2,000           88,119
Sparbanken Sverige AB Series A                    3,000           68,092
Volvo AB Series A                                 4,000          103,873
                                                             ------------
                                                                 260,084

SWITZERLAND-1.5%
Baloise Holdings, Ltd.                               80          143,974
Ciba Specialty Chemicals AG (a)                     800           78,557
Nestle, SA                                          110          154,994
Novartis AG (ADR)                                   100          156,615
Zurich Versicherungsgesellschaft                    300          123,835
                                                             ------------
                                                                 657,975

UNITED KINGDOM-1.7%
BAA Plc                                          12,000          110,732
BPB Plc                                          25,000          137,156
British Petroleum Co. Plc                         7,015          103,100
Compass Group Plc                                12,000          126,838
Smithkline Beecham Plc                           10,000           94,793
TI Group Plc                                      7,000           64,300
Tomkins Plc                                      17,000           87,277
United News Media Plc                             4,000           50,332
                                                             ------------
                                                                 774,528

Total Foreign Investments
  (cost $5,706,056)                                            5,766,352
Total Common Stocks & Other Investments
  (cost $12,871,796)                                          14,822,336

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES-41.9%
Federal Home Loan Bank
  7.00%, 9/01/11                                 $1,458     $  1,481,013
Federal National Mortgage Assn.
  6.50%, 6/01/11                                  3,086        3,088,536
  6.50%, 6/01/11                                    510          510,548
  7.00%, 5/01/26                                  1,522        1,529,926
U.S. Treasury Bond
  6.625%, 2/15/27                                 1,595        1,691,194
U.S. Treasury Notes
  6.00%, 8/15/00                                  1,625        1,637,951
  6.25%, 4/30/01                                    925          939,597
  6.375%, 5/15/99                                 3,575        3,613,538
  6.50%, 8/31/01                                  1,725        1,768,936
  6.50%, 5/31/02                                  2,315        2,381,186
Total U.S. Government & Agencies
  (cost $18,315,914)                                          18,642,425

CORPORATE DEBT OBLIGATIONS-15.5%
BANKING-2.3%
Long Islands Savings Bank
  7.00%, 6/13/02                                  1,000        1,022,970

FINANCIAL-3.6%
Goldman Sachs Group LP
  7.20%, 11/01/06 (c)                             1,000        1,050,670
Premier Auto Trust Cl.A5
  7.15%, 2/04/99                                    572          573,257
                                                             ------------
                                                               1,623,927

INDUSTRIAL-7.3%
Comcast Cable Communications
  8.375%, 5/01/07 (c)                             1,100        1,205,259
Royal Caribbean Cruises, Ltd.
  7.50%, 10/15/27                                 1,050        1,036,434


17


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)      U.S. $ VALUE
-------------------------------------------------------------------------------

Time Warner Entertainment Co.
  8.375%, 3/15/23 (c)                             $ 900     $    986,634
                                                             ------------
                                                               3,228,327

TRANSPORTATION-2.3%
Erac USA Finance Co.
  6.95%, 3/01/04 (c)                              1,000        1,021,917
Total Corporate Debt Obligations
  (cost $6,721,686)                                            6,897,141

YANKEE BONDS-6.5%
Deutsche Bank Financial, Inc.
  6.70%, 12/13/06                                   900          918,828
Quebec Province Canada
  7.125%, 2/09/24 (d)                               950          957,296
St. George Bank, Ltd.
  7.15%, 10/15/05 (c)                             1,000        1,033,090
Total Yankee Bonds
  (cost $2,753,891)                                            2,909,214

SHORT-TERM DEBT SECURITIES-1.6%
Student Loan Marketing Assn.
  5.63%, 11/03/97                                   600          599,812
U.S. Treasury Bills
  4.83%, 12/18/97                                    10            9,937
  4.94%, 12/18/97                                    85           84,452
Total Short-Term Debt Securities
  (amortized cost $694,201)                                      694,201

TOTAL INVESTMENTS -98.8%
  (cost $41,357,488)                                          43,965,317
Other assets less liabilities-1.2%                               514,581

NET ASSETS-100%                                             $ 44,479,898


(a)  Non-income producing security.

(b) Securities or portion thereof, with an aggregate market value of $279,305 have been segregated to collateralize forward exchange currency contracts.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to $5,382,632 or 12.1% of net assets.

(d)  Country of origin - Canada.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


18


STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                    GROWTH        CONSERVATIVE
                                                INVESTORS FUND   INVESTORS FUND
                                                --------------   --------------
ASSETS
  Investments in securities, at value (cost
    $88,487,283 and $41,357,488 respectively)    $  99,307,372   $  43,965,317
  Cash, at value (cost $1,940,096 and
    $53,480, respectively)                           1,940,351          53,483
  Receivable for investment securities and
    foreign currency sold                            3,558,965         410,771
  Interest and dividends receivable                    424,910         438,287
  Receivable for shares of beneficial
    interest sold                                       65,802          48,787
  Foreign taxes receivable                              26,058           4,417
  Total assets                                     105,323,458      44,921,062

LIABILITIES
  Payable for investment securities and
    foreign currency purchased                       1,475,754         173,217
  Payable on variation margin                          144,500          47,530
  Unrealized depreciation of forward
    exchange currency contracts                         80,957          11,887
  Distribution fee payable                              72,797          31,366
  Advisory fee payable                                  68,193             134
  Payable for shares of beneficial
    interest redeemed                                      973           9,208
  Accrued expenses                                     198,168         167,822
  Total liabilities                                  2,041,342         441,164

NET ASSETS                                       $ 103,282,116   $  44,479,898

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par          $          70   $          36
  Additional paid-in capital                        82,226,918      38,417,500
  Undistributed net investment income                  545,085         473,248
  Accumulated net realized gain on
    investments, futures contracts and
    foreign currency transactions                    9,645,309       2,960,120
  Net unrealized appreciation of
    investments, futures contracts and
    foreign currency denominated assets
    and liabilities                                 10,864,734       2,628,994
                                                 $ 103,282,116   $  44,479,898

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per
    share ($29,242,903/1,970,186 and
    $11,643,141/951,181 shares of
    beneficial interest issued and
    outstanding, respectively)                          $14.84          $12.24
  Sales charge--4.25% of public
    offering price                                         .66             .54
  Maximum offering price                                $15.50          $12.78

  CLASS B SHARES
  Net asset value and offering price per
    share ($67,191,235/4,547,548 and
    $28,734,495/2,311,101 shares of
    beneficial interest issued and
    outstanding, respectively)                          $14.78          $12.43

  CLASS C SHARES
  Net asset value and offering price per
    share ($6,847,978/463,079 and
    $4,102,262/329,846 shares of
    beneficial interest issued and
    outstanding, respectively)                          $14.79          $12.44


See notes to financial statements.


19


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH       CONSERVATIVE
                                                 INVESTORS FUND  INVESTORS FUND
                                                 --------------  --------------
INVESTMENT INCOME
  Interest                                        $    817,798    $  1,005,010
  Dividends (net of foreign tax withheld of
    $30,512 and $4,063, respectively)                  501,022          97,869
  Total income                                       1,318,820       1,102,879

EXPENSES
  Advisory fee                                         391,121         169,251
  Distribution fee - Class A                            44,684          17,894
  Distribution fee - Class B                           338,374         145,314
  Distribution fee - Class C                            34,175          20,707
  Custodian                                            124,943          75,128
  Transfer agency                                      110,120          50,606
  Audit and legal                                       41,094          43,201
  Registration                                          32,247          24,000
  Printing                                              30,680          20,292
  Trustees' fees                                        15,000          15,000
  Miscellaneous                                          4,905           5,868
  Total expenses                                     1,167,343         587,261
  Less: expenses waived and assumed
    by adviser (See Note B)                                 -0-       (149,449)
  Less: expense offset arrangement
    (See Note B)                                       (14,163)         (5,521)
  Net expenses                                       1,153,180         432,291
  Net investment income                                165,640         670,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions       9,993,218       2,453,453
  Net realized loss on futures contracts              (143,333)        (42,727)
  Net realized loss on foreign currency
    transactions                                       (56,244)        (15,341)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                      2,093,919         854,533
    Futures contracts                                  141,975          40,400
    Foreign currency denominated assets
      and liabilities                                  (86,322)        (13,480)
  Net gain on investments, futures contracts
    and foreign currency transactions               11,943,213       3,276,838

NET INCREASE IN NET ASSETS FROM OPERATIONS        $ 12,108,853    $  3,947,426


See notes to financial statements.


20


STATEMENTS OF CHANGES IN NET ASSETS
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                   GROWTH INVESTORS FUND                    CONSERVATIVE INVESTORS FUND
                                          ---------------------------------------     ---------------------------------------
                                          SIX MONTHS ENDED                            SIX MONTHS ENDED
                                            OCT. 31, 1997          YEAR ENDED           OCT. 31, 1997          YEAR ENDED
                                             (UNAUDITED)         APRIL 30, 1997          (UNAUDITED)         APRIL 30, 1997
                                          -----------------     -----------------     -----------------     -----------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                     $     165,640         $     611,440         $     670,588         $   1,528,962
  Net realized gain on investments,
    futures contracts and foreign
    currency transactions                       9,793,641             2,985,209             2,395,385               593,982
  Net change in unrealized
    appreciation (depreciation) of
    investments, futures contracts
    and foreign currency denominated
    assets and liabilities                      2,149,572             2,361,782               881,453             1,321,406
  Net increase in net assets
    from operations                            12,108,853             5,958,431             3,947,426             3,444,350

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
    Class A                                            -0-             (345,352)             (139,346)             (516,046)
    Class B                                            -0-             (444,447)             (239,782)             (967,390)
    Class C                                            -0-              (43,458)              (34,475)             (154,474)
  Net realized gain on investments
    Class A                                            -0-           (3,066,309)                   -0-             (278,463)
    Class B                                            -0-           (7,140,766)                   -0-             (644,643)
    Class C                                            -0-             (698,222)                   -0-             (100,968)

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
  Net increase (decrease)                      (4,021,942)            4,473,662            (3,100,689)           (8,201,003)
  Total increase (decrease)                     8,086,911            (1,306,461)              433,134            (7,418,637)

NET ASSETS
  Beginning of year                            95,195,205            96,501,666            44,046,764            51,465,401
  End of period (including
    undistributed net investment
    income of $545,085, $379,445,
    $473,248 and $216,263,
    respectively)                           $ 103,282,116         $  95,195,205         $  44,479,898         $  44,046,764


See notes to financial statements.


21


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of such exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net foreign currency loss represents foreign exchange gains and losses from sales and maturities of securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent


22


                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of the Conservative Investors Fund. For the six months ended October 31, 1997, such reimbursement amounted to $149,449 for the Conservative Investors Fund.

The Funds have a Transfer Agency Agreement with Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, to provide personnel and facilities to perform transfer agency services for the Funds. Compensation under this agreement amounted to $66,147 and $26,591 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the six months ended October 31, 1997. In addition, for the six months ended October 31, 1997, the Fund's expenses were reduced by $14,163 and $5,521 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the statements of operation exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $2,271 from the sale of Class A shares and $894, $30,934 and $1,070 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 1997 for the Growth Investors Fund. The Distributor also received front-end sales charges of $458 from the sale of Class A shares and $542, $19,808 and $1,936 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 1997 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the six months ended October 31, 1997 amounted to $212,117 and $39,880 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $39,076 and $36,430 for the Growth Investors and Conservative Investors Funds, respectively.


NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set


23


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as "compensation" Plans.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class and
(ii) the Funds would not be obligated to pay the Distributor for any amounts expended by the Distributor not previously recovered by the Distributor from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $66,341,680 and $61,510,879, respectively, for the six months ended October 31, 1997. There were purchases of $14,483,307 and sales of $16,458,727 of U.S. government and government agency obligations for the six months ended October 31, 1997. At October 31, 1997, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $13,021,533 and gross unrealized depreciation of investments was $2,201,444 resulting in net unrealized appreciation of $10,820,089, (excluding foreign currency transactions.)

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $19,058,941 and $14,325,199, respectively, for the six months ended October 31, 1997. There were purchases of $19,667,996 and sales of $25,069,014, of U.S. government and government agency obligations for the six months ended October 31, 1997. At October 31, 1997, the cost of investments for federal income tax purposes for the Conservative Investors Fund was $41,360,391. Accordingly gross unrealized appreciation of investments was $3,031,025 and gross unrealized depreciation of investments was $426,099 resulting in net unrealized appreciation of $2,604,926 (excluding foreign currency transactions.)

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $55,508 and $14,097, respectively, and capital losses of $117,597 and zero, respectively, for the six months ended October 31, 1997. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Fund's custodian will place and maintain cash not available for investment or other liquid high quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from


24


                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Funds have in that particular currency contract.

At October 31, 1997, the Funds had outstanding forward exchange currency contracts to sell foreign currencies against the U.S. dollar, as follows:


                                                GROWTH INVESTORS
                        ------------------------------------------------------
                          CONTRACT      VALUE ON       U.S. $
                           AMOUNT     ORIGINATION     CURRENT      UNREALIZED
                           (000)          DATE         VALUE      DEPRECIATION
                        ------------  ------------  ------------  ------------
FOREIGN CURRENCY
  SALE CONTRACTS
French Franc,
  maturing 12/05/97          10,756    $1,787,591    $1,868,548    $   80,957


                                        CONSERVATIVE INVESTORS
                        ------------------------------------------------------
                          CONTRACT      VALUE ON       U.S. $
                           AMOUNT     ORIGINATION     CURRENT      UNREALIZED
                           (000)          DATE         VALUE      DEPRECIATION
                        ------------  ------------  ------------  ------------
FOREIGN CURRENCY
  SALE CONTRACTS
French Franc,
  maturing 12/05/97           1,579    $  262,475    $  274,362    $   11,887


FINANCIAL FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. At October 31, 1997, the Fund had entered into exchange traded financial futures contracts as described below. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. The aggregate value of cash pledged to cover margin requirements for open positions at October 31, 1997 was $268,260 and $94,389 for the Growth Investors and Conservative Investors Funds, respectively. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At October 31, 1997, the Funds had outstanding futures contracts as follows:


                                          GROWTH INVESTORS
                    ----------------------------------------------------------
                                                                  UNREALIZED
                      NUMBER OF                    EXPIRATION    DEPRECIATION
TYPE                  CONTRACTS      POSITION         MONTH      OCT. 31, 1997
------------------  -------------  -------------  -------------  -------------
Eurotop 100 Index         10           Short      December 1997    $  19,100
S&P 500 Index             12           Short      December 1997      125,400
                                                                     144,500


                                      CONSERVATIVE INVESTORS
                    ----------------------------------------------------------
                                                                  UNREALIZED
                      NUMBER OF                    EXPIRATION    DEPRECIATION
TYPE                  CONTRACTS      POSITION         MONTH      OCT. 31, 1997
------------------  -------------  -------------  -------------  -------------
Eurotop 100 Index          3           Short      December 1997    $   5,730
S&P 500 Index              4           Short      December 1997       41,800
                                                                      47,530


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                 ALLIANCE GROWTH INVESTORS FUND
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     OCT. 31, 1997   APRIL 30,   OCT. 31, 1997     APRIL 30,
                     (UNAUDITED)       1997      (UNAUDITED)         1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               78,884       416,498    $  1,149,815    $  5,723,360
Shares issued in
  reinvestment of
  dividends and
  distributions                4       255,265              59       3,305,692
Shares converted
  from Class B            54,168        88,258         791,073       1,193,716
Shares redeemed         (254,801)     (842,362)     (3,703,946)    (11,968,491)
Net decrease            (121,745)      (82,341)   $ (1,762,999)   $ (1,745,723)

CLASS B
Shares sold              322,416       772,493    $  4,715,916    $ 10,626,034
Shares issued in
  reinvestment of
  dividends and
  distributions               82       564,549           1,176       7,322,203
Shares converted
  to Class A             (54,329)      (88,353)       (791,073)     (1,193,716)
Shares redeemed         (427,588)     (802,824)     (6,217,776)    (11,040,599)
Net increase
  (decrease)            (159,419)      445,865    $ (2,291,757)   $  5,713,922

CLASS C
Shares sold               68,128       187,433    $    991,688    $  2,572,550
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-       51,785              -0-        672,170
Shares redeemed          (64,879)     (199,231)       (958,874)     (2,739,257)
Net increase               3,249        39,987    $     32,814    $    505,463


26


                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                               ALLIANCE CONSERVATIVE INVESTORS FUND
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     OCT. 31, 1997   APRIL 30,   OCT. 31, 1997     APRIL 30,
                     (UNAUDITED)       1997      (UNAUDITED)         1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold               20,923       155,230    $    250,487   $   1,741,912
Shares issued in
  reinvestment of
  dividends and
  distributions           10,772        66,216         127,926         747,524
Shares converted
  from Class B            42,636        41,333         514,114         468,493
Shares redeemed         (172,027)     (484,981)     (2,053,181)     (5,464,450)
Net decrease             (97,696)     (222,202)   $ (1,160,654)   $ (2,506,521)

CLASS B
Shares sold              173,096       378,962    $  2,121,134    $  4,341,413
Shares issued in
  reinvestment of
  dividends and
  distributions           18,570       130,177         224,364       1,495,849
Shares converted
  to Class A             (41,992)      (40,723)       (514,114)       (468,493)
Shares redeemed         (279,534)     (856,038)     (3,395,682)     (9,795,661)
Net decrease            (129,860)     (387,622)   $ (1,564,298)   $ (4,426,892)

CLASS C
Shares sold               43,848        98,699    $    533,090    $  1,120,987
Shares issued in
  reinvestment of
  dividends and
  distributions            2,679        20,142          32,360         231,457
Shares redeemed          (77,810)     (228,588)       (941,187)     (2,620,034)
Net decrease             (31,283)     (109,747)   $   (375,737)   $ (1,267,590)


27


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,                  YEAR ENDED APRIL 30,            MAY 4, 1992(A)
                                             1997         --------------------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994       1993
                                          ------------    ----------  ----------  ----------  ---------  ---------
Net asset value, beginning of period         $13.12         $14.08      $12.08      $11.61      $11.35     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .06(c)         .16(c)      .10         .25         .12        .20
Net realized and unrealized gain on
  investment transactions                      1.66            .76        2.75         .38         .39       1.43
Net increase in net asset value from
  operations                                   1.72            .92        2.85         .63         .51       1.63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.19)       (.26)       (.15)       (.11)      (.16)
Distributions from net realized gains            -0-         (1.69)       (.59)       (.01)       (.14)      (.12)
Total dividends and distributions                -0-         (1.88)       (.85)       (.16)       (.25)      (.28)
Net asset value, end of period               $14.84         $13.12      $14.08      $12.08      $11.61     $11.35

TOTAL RETURN
Total investment return based on net
  asset value (d)                             13.11%          6.69%      23.87%       5.57%       4.46%     16.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $29,243        $27,453     $30,608     $22,189     $16,759     $3,503
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.72%(e)(f)    1.56%(f)    1.40%       1.40%       1.40%      1.40%(e)
  Expenses, before waivers/reimbursements      1.71%(e)       1.73%       1.65%       1.97%       2.33%      4.27%(e)
  Net investment income                         .82%(e)       1.14%       2.02%       2.32%       1.67%      1.91%(e)
Portfolio turnover rate                          80%           133%        209%        134%         96%       114%
Average commission rate (g)                  $.0368         $.0435          --          --          --         --


See footnote summary on page 33.


28


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS B
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,                  YEAR ENDED APRIL 30,            MAY 4, 1992(A)
                                             1997         --------------------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994       1993
                                          ------------    ----------  ----------  ----------  ---------  ---------
Net asset value, beginning of period         $13.11         $14.08      $12.09      $11.65      $11.41     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .01(c)         .06(c)      .06         .17         .07        .07
Net realized and unrealized gain
on investment transactions                     1.66            .77        2.70         .38         .37       1.45
Net increase in net asset value
from operations                                1.67            .83        2.76         .55         .44       1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.11)       (.18)       (.10)       (.06)      (.05)
Distributions from net realized gains            -0-         (1.69)       (.59)       (.01)       (.14)      (.06)
Total dividends and distributions                -0-         (1.80)       (.77)       (.11)       (.20)      (.11)
Net asset value, end of period               $14.78         $13.11      $14.08      $12.09      $11.65     $11.41

TOTAL RETURN
Total investment return based on net
asset value (d)                               12.74%          5.98%      23.06%       4.83%       3.84%     15.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $67,191        $61,709     $59,978     $43,328     $30,871     $7,999
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.42%(e)(f)    2.27%(f)    2.10%       2.10%       2.11%      2.15%(e)
  Expenses, before waivers/reimbursements      2.41%(e)       2.44%       2.35%       2.67%       3.00%      4.48%(e)
  Net investment income                         .12%(e)        .42%       1.15%       1.62%        .95%      1.07%(e)
Portfolio turnover rate                          80%           133%        209%        134%         96%       114%
Average commission rate (g)                  $.0368         $.0435          --          --          --         --


See footnote summary on page 33.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS C
                                          --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                             AUGUST 2,
                                          OCTOBER 31,            YEAR ENDED APRIL 30,          1993(H)
                                             1997         ---------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994
                                          ------------    ----------  ----------  ----------  ----------
Net asset value, beginning of period         $13.12         $14.09      $12.10      $11.65      $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .01(c)         .06(c)      .06         .18         .08
Net realized and unrealized gain (loss)
  on investment transactions                   1.66            .77        2.70         .38        (.11)
Net increase (decrease) in net asset
  value from operations                        1.67            .83        2.76         .56        (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.11)       (.18)       (.10)       (.06)
Distributions from net realized gains            -0-         (1.69)       (.59)       (.01)       (.14)
Total dividends and distributions                -0-         (1.80)       (.77)       (.11)       (.20)
Net asset value, end of period               $14.79         $13.12      $14.09      $12.10      $11.65

TOTAL RETURN
Total investment return based on net
  asset value (d)                             12.73%          5.97%      23.04%       4.91%       (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $6,848         $6,033      $5,915      $4,247      $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.42%(e)(f)    2.28%(f)    2.10%       2.10%       2.10%(e)
  Expenses, before waivers/reimbursements      2.41%(e)       2.43%       2.36%       2.66%       3.02%(e)
  Net investment income                         .12%(e)        .42%       1.15%       1.62%       1.04%(e)
Portfolio turnover rate                          80%           133%        209%        134%         96%
Average commission rate (g)                  $.0368         $.0435          --          --          --


See footnote summary on page 33.


30


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,                  YEAR ENDED APRIL 30,            MAY 4, 1992(A)
                                             1997         --------------------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994       1993
                                          ------------    ----------  ----------  ----------  ---------  ---------
Net asset value, beginning of period         $11.31         $11.14      $10.38      $10.37      $10.79     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .21(c)         .41(c)      .51         .48         .31        .39
Net realized and unrealized gain (loss)
  on investment transactions                    .86            .46         .80        (.02)       (.26)       .82
Net increase in net asset value
  from operations                              1.07            .87        1.31         .46         .05       1.21

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.14)          (.45)       (.55)       (.45)       (.29)      (.36)
Distributions from net realized gains            -0-          (.25)         -0-         -0-       (.18)      (.06)
Total dividends and distributions              (.14)          (.70)       (.55)       (.45)       (.47)      (.42)
Net asset value, end of period               $12.24         $11.31      $11.14      $10.38      $10.37     $10.79

TOTAL RETURN
Total investment return based on net
  asset value (d)                              9.50%          7.90%      12.69%       4.65%        .35%     12.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $11,643        $11,860     $14,161     $16,105     $15,595     $5,339
  Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.41%(e)(f)    1.41%(f)    1.40%       1.40%       1.40%      1.40%(e)
  Expenses, before waivers/reimbursements      2.06%(e)       1.90%       1.73%       1.83%       2.03%      3.45%(e)
  Net investment income                        3.49%(e)       3.66%       4.43%       4.66%       3.43%      3.92%(e)
Portfolio turnover rate                          89%           174%        267%        248%        133%        84%
Average commission rate (g)                  $.0386         $.0428          --          --          --         --


See footnote summary on page 33.


31


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS B
                                          ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED
                                          OCTOBER 31,                  YEAR ENDED APRIL 30,            MAY 4, 1992(A)
                                             1997         --------------------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994       1993
                                          ------------    ----------  ----------  ----------  ---------  ---------
Net asset value, beginning of period         $11.49         $11.31      $10.51      $10.47      $10.88     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .17(c)         .34(c)      .43         .46         .24        .24
Net realized and unrealized gain (loss)
  on investment transactions                    .87            .46         .82        (.02)       (.26)       .89
Net increase (decrease) in net asset
  value from operations                        1.04            .80        1.25         .44        (.02)      1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.10)          (.37)       (.45)       (.40)       (.21)      (.22)
Distributions from net realized gains            -0-          (.25)         -0-         -0-       (.18)      (.03)
Total dividends and distributions              (.10)          (.62)       (.45)       (.40)       (.39)      (.25)
Net asset value, end of period               $12.43         $11.49      $11.31      $10.51      $10.47     $10.88

TOTAL RETURN
Total investment return based on
  net asset value (d)                          9.10%          7.10%      11.95%       3.91%       (.31)%    11.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $28,734        $28,037     $31,979     $30,542     $29,697     $9,210
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.11%(e)(f)    2.11%(f)    2.10%       2.10%       2.11%      2.15%(e)
  Expenses, before waivers/reimbursements      2.76%(e)       2.61%       2.44%       2.52%       2.73%      3.95%(e)
  Net investment income                        2.78%(e)       2.96%       3.72%       3.96%       2.72%      3.06%(e)
Portfolio turnover rate                          89%           174%        267%        248%        133%        84%
Average commission rate (g)                  $.0386         $.0428          --          --          --         --


See footnote summary on page 33.


32


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS C
                                          --------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                             AUGUST 2,
                                          OCTOBER 31,            YEAR ENDED APRIL 30,          1993(H)
                                             1997         ---------------------------------- TO APRIL 30,
                                          (UNAUDITED)        1997        1996        1995        1994
                                          ------------    ----------  ----------  ----------  ----------
Net asset value, beginning of period         $11.49         $11.31      $10.52      $10.47      $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .17(c)         .34(c)      .41         .46         .18
Net realized and unrealized gain (loss)
on investment transactions                      .88            .46         .83        (.01)       (.50)
Net increase (decrease) in net asset value from
operations                                     1.05            .80        1.24         .45        (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.10)          (.37)       (.45)       (.40)       (.15)
Distributions from net realized gains            -0-          (.25)         -0-         -0-       (.18)
Total dividends and distributions              (.10)          (.62)       (.45)       (.40)       (.33)
Net asset value, end of period               $12.44         $11.49      $11.31      $10.52      $10.47

TOTAL RETURN
Total investment return based on net
asset value (d)                                9.18%          7.10%      11.84%       4.01%      (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $4,102         $4,150      $5,326      $4,419      $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.11%(e)(f)    2.11%(f)    2.10%       2.10%       2.10%(e)
  Expenses, before waivers/reimbursements      2.76%(e)       2.60%       2.45%       2.52%       2.69%(e)
  Net investment income                        2.79%(e)       2.96%       3.71%       3.97%       2.94%(e)
Portfolio turnover rate                          89%           174%        267%        248%        133%
Average commission rate (g)                  $.0386         $.0428          --          --          --


(a)  Commencement of operations.

(b) Net of fees waived and expenses reimbursed by Adviser and expense offset arrangements with the transfer agent.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended October 31, 1997 and the year ended April 30, 1997, the ratios of expenses net of waivers/reimbursements would have been 1.71%, 2,41% and 2.41% and 1.55%, 2.26% and 2.26% for Class A, B and C
shares of the Growth Investors Fund, respectively, and 1.40%, 2.10% and 2.10% and 1.40%, 2.10% and 2.10% for Class A, B and C shares of the Conservative Investors Fund, respectively.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission per share for trades on which commissions are charged.

(h)  Commencement of distribution.
     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


33


                                                 ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR.
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
NICHOLAS D. CARN, ASSISTANT TREASURER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


34


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


35


ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICISR